Operating Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 75.2
2014	64.6
2015	54.2
2016	39.5
2017	29.9
Thereafter	65.4
Total	$ 328.8